Inventory	12 Months Ended
Dec. 31, 2023
Inventory
Inventory

(6)Inventory

The components of inventory at December 31 are summarized as follows:

	2023	2022
Raw materials	$607	$753
Finished goods	1,938	718
Inventory, net	$2,545	$1,471

The finished goods amounts in the table above include a reserve for excess inventory of $117 and $43 as of December 31, 2023 and 2022, respectively.